Operating Lease (Details 1) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating leases
Long-term right-of-use assets	$ 120,000	$ 157,000	$ 206,000
Short-term operating lease liabilities	39,000	38,000	47,000
Long-term operating lease liabilities	86,000	125,000	$ 162,000
Total operating lease liabilities	$ 125,000	$ 163,000